UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23055
 Investment Company Act file number:

USCA All Terrain Fund
 (Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
 (Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
 Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

USCA All Terrain Fund
Schedule of Investments
June 30, 2016 (unaudited)

	Shares	Fair Value
COMMON STOCK - 5.72%[a]
Aerospace and Defense - 0.30%[a]
The Boeing Company	400	$51,948
BWX Technologies, Inc.[b]	650	23,250
Esterline Technologies Corp.[b]	340	21,094
Orbital ATK, Inc.[b]	175	14,900
Rockwell Collins Inc.[b]	240	20,434
Woodward, Inc.	270	15,563
		147,189
Chemical Companies - 0.14%[a]
Albemarle Corporation	300	23,793
LyondellBasell Industries N.V.	300	22,326
The Mosaic Company[b]	900	23,562
		69,681
Consumer Product and Distribution Companies - 0.73%[a]
The Clorox Company	110	15,223
Genuine Parts Company[b]	290	29,362
Hasbro Inc.	430	36,116
The Hershey Company[b]	150	17,023
Kohl's Corp.[b]	290	10,997
Mattel, Inc.	1,510	47,248
PepsiCo, Inc.	400	42,376
The Procter & Gamble Company	500	42,335
Sysco Corporation[b]	640	32,474
Target Corp.	400	27,928
United Natural Foods, Inc.	360	16,848
Wal-Mart Stores Inc.	600	43,812
		361,742
Energy and Utility Companies - 0.85%[a]
Anadarko Petroleum Corporation[b]	460	24,495
Apache Corporation	450	25,051
BP p.l.c. ADRbc	1,100	39,061
Cameco Corporationbc	1,140	12,506
Chevron Corporation[b]	400	41,932
ConocoPhillips	300	13,080
Entergy Corporation[b]	200	16,270
Exelon Corporation	600	21,816
Exxon Mobil Corporation[b]	400	37,496
Helmerich & Payne, Inc.	200	13,426

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
June 30, 2016 (unaudited)

	Shares	Fair Value
Energy and Utility Companies - (continued) - 0.85%[a]
Hess Corporation[b]	410	$24,641
National Fuel Gas Company[b]	510	29,009
National Oilwell Varco, Inc.[b]	500	16,825
NiSource Inc.	730	19,360
Occidental Petroleum Corporation	700	52,892
Phillips 66	200	15,868
Xcel Energy Inc.[b]	380	17,016
		420,744
Environmental Services - 0.09%[a]
Republic Services, Inc.[b]	900	46,179

Financial Services - 1.06%[a]
BB&T Corporation	900	32,049
BOK Financial Corporation[b]	400	25,080
The Chubb Corporationbc	240	31,370
Endurance Specialty Holdings Ltd.bc	450	30,222
Fidelity National Financial, Inc.[b]	300	11,250
First American Financial Corporation	960	38,611
The Hartford Financial Services Group, Inc.	480	21,302
Huntington Bancshares Incorporated	2,575	23,020
Invesco Ltd.[b]	1,710	43,673
Janus Capital Group, Inc.	1,500	20,880
JPMorgan Chase & Co.	400	24,856
M&T Bank Corporation[b]	600	70,938
MetLife, Inc.	1,000	39,830
New York Community Bancorp Inc.[b]	1,840	27,582
SunTrust Banks, Inc.[b]	810	33,275
Synchrony Financial	980	24,774
Wells Fargo & Company	500	23,665
		522,377
Health Care and Related Companies - 0.66%[a]
AbbVie Inc.	600	37,146
Baxter International Inc.	830	37,533
Becton, Dickinson and Company	200	33,918
Boston Scientific Corporation	1,160	27,109
Eli Lilly and Company	500	39,375
Haemonetics Corporation	630	18,264
HealthSouth Corporation	800	31,056
Johnson & Johnson	100	12,130
McKesson Corporation	230	42,930
The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
June 30, 2016 (unaudited)

	Shares	Fair Value
Health Care and Related Companies - (continued) - 0.66%[a]
Varian Medical Systems, Inc.[b]	180	$14,801
Zimmer Biomet Holdings, Inc.[b]	270	32,503
		326,765

Logistics and Transportation - 0.09%[a]
C.H. Robinson Worldwide, Inc.[b]	200	14,850
Expeditors International of Washington Inc.[b]	300	14,712
Union Pacific Corporation[b]	200	17,450
		47,012
Manufacturing Companies - 0.21%[a]
Caterpillar Inc.	200	15,162
Eaton Corporation	400	23,892
Fastenal Company	170	7,546
Ford Motor Company	2,000	25,140
Stanley Black & Decker, Inc.	300	33,366
		105,106
Media, Communications and Entertainment - 0.39%[a]
Cinemark Holdings, Inc.[b]	610	22,241
Discovery Communications, Inc.	810	19,318
The Liberty Braves Group	114	1,671
Liberty Broadband Corporation	380	22,800
The Liberty SiriusXM Group	960	29,635
Omnicom Group Inc.	360	29,336
Regal Entertainment Group	1,390	30,636
Verizon Communications Inc.	700	39,088
		194,725
Metals Technology and Mining - 0.08%[a]
Alcoa Inc.	2,230	20,672
Goldcorp Inc.[c]	900	17,217
		37,889
Paper Products - 0.13%[a]
Avery Dennison Corporation[b]	210	15,697
Packaging Corporation of America[b]	500	33,465
Sonoco Products Co.	310	15,395
		64,557
Real Estate Investment Trusts - 0.18%[a]
Corrections Corporation of America[b]	955	33,444
Sun Communities Inc.[b]	390	29,890
Welltower Inc.[b]	310	23,613
		86,947

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
June 30, 2016 (unaudited)

	Shares	Fair Value
Technology Companies and Services - 0.81%[a]
Amdocs Limited	480	$27,706
Analog Devices, Inc.[b]	250	14,160
Broadridge Financial Solutions, Inc.[b]	620	40,424
Cisco Systems, Inc.	1,700	48,773
Harris Corporation[b]	400	33,376
IBM	100	15,178
IPG Photonics Corporation[b]	70	5,600
Microsoft Corporation	1,000	51,170
QUALCOMM Incorporated	600	32,142
Schlumberger N.V.	300	23,724
TE Connectivity Ltd.bc	500	28,555
Texas Instruments Incorporated	200	12,530
U.S. Bancorp[b]	1,000	40,330
The Western Union Company	1,510	28,962
		402,630

TOTAL COMMON STOCK (Cost $2,722,763)		2,833,543

INVESTMENTS IN INVESTMENT COMPANIES - 23.59%[a]
Long Equity - Domestic - 9.31%
Bridgeway Ultra Small Company Fund	36,430	946,804
Gabelli Small Cap Growth Fund	25,872	1,255,301
LKCM Equity Fund	59,552	1,339,913
Nationwide Geneva Mid Cap Growth Fund	41,966	1,068,868
		4,610,886
Long Equity - Global - 3.93%
First Eagle Global Fund	35,326	1,947,542

Long Equity - International - 5.72%
AllianzGI NFJ International Value Fund	57,929	951,199
Brandes International Equity Fund	127,366	1,882,471
		2,833,670
Long Fixed Income - 2.84%
PIMCO Total Return Fund	136,358	1,405,856

Managed Futures - 1.79%
Altegris Futures Evolution Strategy Fund	40,732	440,723
AQR Managed Futures Strategy Fund	42,616	443,207
		883,930

TOTAL INVESTMENTS IN INVESTMENT COMPANIES (Cost $12,297,017)		11,681,884
The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
June 30, 2016 (unaudited)

	Cost	Fair Value	Next Available Redemption Date[d]	Frequency of Redemptions	Redemption Notification Period (Days)
INVESTMENTS IN PRIVATE INVESTMENT COMPANIES[e] - 64.80%[a]
Event Driven - 4.01%[a]
Perry Partners L.P. - Class C	2,252,000	$1,987,677	9/30/2016	Quarterly	100

Global Macro - 4.84%[a]
Brevan Howard L.P. - Series B	2,495,000	2,396,820	9/30/2016	Monthly	90

Long/Short Equity - 12.57%[a]
AT MLP Fund, LLC	700,000	879,346	9/30/2016	Quarterly	45
Corsair Capital Partners, L.P. - Class A	2,258,000	2,157,329	9/30/2016	Quarterly	60
Greenlight Masters Qualified, L.P. - Series B	3,380,000	3,185,173	6/30/2017	Annually	105
		6,221,848
Long/Short Fixed Income - 6.15%[a]
BlackGold Opportunity Fund II LP	520,000	503,073	9/30/2016	Quarterly	45
York Global Credit Income Fund, L.P. - Class A	2,493,000	2,542,570	9/30/2016	Quarterly	90
		3,045,643
Managed Futures - 3.16%[a]
Winton Diversified Strategy Fund (US) L.P.	1,596,000	1,565,199	9/30/2018	Quarterly	60

Multi-Strategy - 34.07%[a]
Atlas Enhanced Fund, L.P.	1,400,000	1,356,436	9/30/2016	Monthly	45
Blue Mountain Credit Alternatives Fund L.P. - Class S	2,370,000	2,215,977	9/30/2016	Quarterly	90
Double Black Diamond, L.P. - Series D	4,035,000	3,955,594	9/30/2016	Quarterly	60
Millennium USA LP	5,000,000	5,075,965	9/30/2016	Quarterly	90
OZ Domestic Partners II, L.P. - Tranche E	2,795,000	2,594,553	9/30/2016	Quarterly	30
Visium Global Fund, LP - Series III	1,699,000	1,673,629	7/31/2016	Monthly	45
		16,872,154

TOTAL INVESTMENTS IN PRIVATE INVESTMENT COMPANIES (Cost $32,993,000)
		32,089,341

The accompanying Notes to Financial Statements are an integral part of these statements.

USCA All Terrain Fund
Schedule of Investments - (continued)
June 30, 2016 (unaudited)

	Cost	Fair Value	Next Available Redemption Date[d]	Frequency of Redemptions	Redemption Notification Period (Days)
SHORT TERM INVESTMENT - 1.39%[a]
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.27%[f]
	685,394	685,394

TOTAL SHORT TERM INVESTMENTS (Cost $685,394)		685,394

Total Investments (Cost $48,698,174) - 95.50%[a]		$47,290,162
Assets in Excess of Other Liabilities - 4.50%[a]		2,228,445
TOTAL NET ASSETS - 100.00%[a]		$49,518,607

Footnotes
ADR - American Depository Receipt.
[a] Percentages are stated as a percent of net assets.
[b] Non-income producing security
[c] Foreign issued security.
[d] Investments in private investment companies may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2016 that redemption from all or a portion of a tranche is available without fees (redemptions may be available sooner with the incurrence of a penalty). Other tranches may have an available redemption date that is after the Next Available
Redemption Date. Further, the private investment company's advisor may place additional redemption restrictions without notice based on the aggregate redemption requests at a given time.
[e] At June 30, 2016, portfolio holdings of the private investment companies were not made available to the Fund. Private investment portfolio holdings detailed in the schedule of investments represent management's best estimate of the fair market value of each private investment's portfolio holdings as of June 30, 2016.
[f] Rate reported is the 7-day current yield as of June 30, 2016.

The accompanying Notes to Financial Statements are an integral part of these statements.

Income Taxes

The Fund’s tax year end is December 31st.  The Fund is treated as a partnership for Federal income tax purposes.  Each shareholder is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss.  Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP.  This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions when the positions are more likely than not to be sustained.  Management is not aware of any exposure to uncertain tax positions that could require accrual.

Investment Valuation

In computing net asset value, portfolio securities of the USCA All Terrain Fund (“Fund”) are valued at their current market values determined on the basis of market quotations, if available.  Because market quotations are not typically readily available for the majority of the Fund's securities, they are valued at fair value as determined by the Board of Trustees (“Board”).  The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to a fair value team of one or more representatives of USCA Asset Management LLC (“Advisor”), US Bancorp Fund Services, LLC (“US Bancorp”) and an officer of the Fund.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  There is no single standard for determining fair value of a security.  Rather, in determining the fair value of a security for which there are no readily available market quotations, the fair value team may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of a manager (“Underlying Fund Manager”) to a fund ("Underlying Fund") in which the Fund invests.  The team may also enlist third-party consultants, such as an audit firm or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value.

Non-dollar-denominated securities, if any, are valued as of the close of the New York Stock Exchange (”NYSE”) at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value have materially affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business.  As a result, the Fund's net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund's portfolio.  The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets (the value of the securities the Fund holds plus cash and other assets, including dividends and interest accrued but not yet received), less accrued expenses and other liabilities of the Fund, by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

All equity securities that are not traded on a listed national exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  In the event such market quotations are not readily available, then the security is valued by such method as the Valuation Committee shall determine in good faith to reflect its fair market value.

The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Fund Managers.  Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and will be valued by the Underlying Fund Managers at fair value in accordance with procedures adopted by the Underlying Funds.  In this regard, an Underlying Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Underlying Fund Manager’s compensation.  Although the Advisor will review the valuation procedures used by all Underlying Fund Managers, the Advisor will not be able to confirm the accuracy of valuations provided by the Underlying Fund Manager and valuations provided by the Underlying Fund Manager generally will be conclusive with respect to the Fund.  In addition, the net asset values or other valuation information received by the Fund from an Underlying Fund and used in calculating the Fund’s net asset value will include estimates that may be subject to later adjustment or revision by the Underlying Fund Manager.  Any such adjustment or revision will either increase or decrease the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment.  The Fund does not expect to restate its previous net asset values to reflect an adjustment or revision by an Underlying Fund.  In the unlikely event that an Underlying Fund does not report a fiscal period end value to the Fund on a timely basis, the Fund would determine the fair value of the Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the Investment Company Act of 1940, as amended, each company’s net asset value is calculated based upon the net asset values of that company, and the prospectus for that company explains the circumstances under which it will use fair value pricing and the effects of using fair value pricing.

Fair Value of Financial Instruments

The Fund has adopted the authoritative fair valuation accounting standards of ASC 820, Fair Value Measurements and Disclosures (ASC 820), which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Board’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.  The following section describes the valuation techniques used by the Fund to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Investments whose values are based on quoted market prices in active markets are classified within Level 1.  These investments generally include equity securities traded on a national securities exchange, certain U.S. government securities and certain money market securities.  The Board does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2.  These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. These investments generally include private equity investments and less liquid corporate debt securities.  When observable prices are not available for these investments, the Board uses one or more valuation techniques (e.g., the market approach or income approach) for which sufficient data is available.  The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs.  In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate.  The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation.  In some situations, the Board may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Board’s assessment of the most representative point within the range.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Description
Investments
Common Stock (a)	$2,833,543	$-	$-	$2,833,543
Registered Investment Companies (b)	-	-	-	11,681,884
Private Investment Companies (b)	-	-	-	32,089,341
Short Term Investments (c)	685,394	-	-	685,394
	$3,518,937	$-	$-	$47,290,162

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

(c)	Short Term Investments that are sweep investments for cash balances in the Fund at June 30, 2016.

During the period ended June 30, 2016, there were no transfers between Level 1, Level 2 or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA All Terrain Fund

By (Signature and Title):  /s/Phil Pilibosian
Phil Pilibosian, President

Date: August 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):  /s/Phil Pilibosian
Phil Pilibosian, President

Date: August 12, 2016

By (Signature and Title):  /s/Ivana Shumberg
Ivana Shumberg, Treasurer

Date: August 12, 2016